Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

17. Subsequent Events

The Company evaluated all events and transactions that occurred after December 31, 2025 up through the date the Company issued these financial statements and noted that there are no other subsequent events that would require recognition or disclosure in the Company’s consolidated financial statements.